Organization	12 Months Ended
Dec. 31, 2011
Organization
1.	Organization

21Vianet Group, Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on October 16, 2009.

The Company through its subsidiaries and consolidated variable interest entities (as disclosed in the table below) are principally engaged in the provision of Internet Data Center services (“IDC” or “IDC Business”), and, prior to the reorganization (as discussed below) and to a much lesser extent, the provision of Content Delivery Network and other IT related services (“CDN” or “Non-IDC Business”) in the People’s Republic of China (the “PRC”).

On April 21, 2011, the Company completed its initial public offering of 14,950,000 American Depositary Shares (“ADS”) at US$15 per ADS. Each ADS comprises six ordinary shares. The net proceeds to the Company from the offering amounted to RMB1,332,904,000.

(a) As of December 31, 2011, subsidiaries of the Company and its consolidated variable interest entities where the Company is the primary beneficiary includes the following entities:

Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities

Subsidiaries:
21Vianet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21Vianet Data Center Co., Ltd. (“21Vianet China”) *	June 12, 2000	PRC	100%	Provision of Technical and consultation services and rental of long-lived assets
21Vianet Anhui Suzhou Technology Co., Ltd.(“Suzhou Technology”) *	November 16, 2011	PRC	100%	Provision of network, software and equipment production and development

Variable Interest Entity (the “VIE”)
Beijing aBitCool Network Technology Co., Ltd. (“21Vianet Technology”) */**	October 22, 2002	PRC	—	Provision of internet data center and managed network services

Held directly by 21Vianet Technology:
Beijing 21ViaNet Broadband Data Center Co., Ltd (“21Vianet Beijing”) */**	March 15, 2006	PRC	—	Provision of internet data center and managed network services

Held directly by 21Vianet Beijing:
Shanghai Wantong Vianet Information Technology Co., Ltd (“Shanghai Wantong”)*/**	February 20, 2008	PRC	—	Provision of internet data center services
21Vianet Xi’an BPO Service Co., Ltd. (“Xi’an Sub”)*/**	June 23, 2008	PRC	—	Provision of internet data center services
Beijing Chengyishidai Network Technology Company Limited (“CYSD”) */**	September 30, 2010	PRC	—	Provision of managed network services
Zhiboxintong (Beijing) Network Technology Company Limited (“ZBXT”) */**	September 30, 2010	PRC	—	Provision of managed network services
Beijing Bozhiruihai Network Technology Co., Ltd. */**	September 30, 2010	PRC	—	Provision of managed network services
Beijing Bikonghengtong Network Technology Co., Ltd. */**	September 30, 2010	PRC	—	Provision of managed network services
Xingyunhengtong Beijing Network Technology Co., Ltd. */**	September 30, 2010	PRC	—	Provision of managed network services

Fuzhou Yongjiahong Telecommunication Co., Ltd. */**	September 30, 2010	PRC	—	Provision of managed network services
Jiu Jiang Zhongyatonglian Network Technology Co., Ltd. */**	November 16, 2010	PRC	—	Provision of managed network services
Shanghai Cloud 21Vianet Network Co., Ltd. (“Shanghai Cloud”)*/**	October 1, 2011	PRC	—	Dormant company
Guangzhou Gehua Network Technology and Development Co., Ltd. (“Gehua”)*/**	October 19, 2011	PRC	—	Provision of internet data center and managed network services
Shenzhen Cloud Information Technology Co., Ltd. (“Shenzhen Cloud”) */**	October 27, 2011	PRC	—	Dormant company
Langfang Xunchi Computer Data Processing Co., Ltd. (“Langfang Xunchi”)*/**	December 19, 2011	PRC	—	Dormant company

*	Collectively “PRC Subsidiaries”
**	Collectively “Consolidated VIE”

(i)	21Vianet China was established in Beijing City of the PRC on June 12, 2000 as a foreign enterprise.

(ii)	21Vianet Technology was incorporated in Beijing City of the PRC by two of its employees (“Nominee Shareholders”) on October 22, 2002. 21Vianet China and the Nominee Shareholders entered into a series of contractual arrangements with 21Vianet Technology, including the Exclusive Technical Consulting and Service Agreement, the Loan Agreement, the Power of Attorney Agreement and the Share Pledge Agreement on July 15, 2003 and the Exclusive Option Agreement in December 19, 2006 (collectively, the “VIE Agreements”), which collectively obligated the Company, through 21Vianet China, as the primary beneficiary of 21Vianet Technology, a variable interest entity to the Company.

(iii)	21Vianet Beijing was incorporated in Beijing City of the PRC by two of its employees on March 15, 2006 with registered capital of RMB1 million. On July 15, 2006, the two employees transferred all the equity interests of 21Vianet Beijing held by them to 21Vianet Technology, in exchange for RMB1 million thereby becoming a wholly-owned subsidiary of 21Vianet Technology.

(iv)	On June 22, 2007, the Company through 21Vianet Beijing completed its share purchase and sales agreement with Shanghai Guotong Telecommunication Co., Ltd, a third party, to acquire 100% equity interest of SH Guotong.

(v)	On January 4, 2008, GZ Juliang was incorporated in Guangzhou City of the PRC by 21Vianet Technology as a wholly-owned subsidiary.

(vi)	On February 20, 2008, Shanghai Wantong was incorporated in Shanghai City of the PRC by 21Vianet Beijing (51%) and a third party investor (49%).

(vii)	On June 23, 2008, Xi’an Sub was incorporated in Xi’an City of the PRC by 21Vianet Beijing as a wholly owned subsidiary.

(viii)	On September 30, 2010, the Company through its VIE, 21Vianet Beijing, acquired 51% of the following entities (collectively referred to “Managed Network Entities”) from Beijing Shi Dai Tong Lian Technology Co., Ltd. (“Shi Dai Tong Lian”), a third party company controlled by Mr. Cheng Ran (Note 4(b)), and acquired the remaining 49% equity interest on December 15, 2011.

Entity	Date of Acquisition	Place of incorporation	Principal activities

Beijing Chengyishidai Network Technology Company Limited (“CYSD”)	September 30, 2010	PRC	Provision of managed network services
Zhiboxintong (Beijing) Network Technology Company Limited (“ZBXT”)	September 30, 2010	PRC	Provision of managed network services

Wholly owned by ZBXT:
Beijing Bozhiruihai Network Technology Co., Ltd.	September 30, 2010	PRC	Provision of managed network services
Beijing Bikonghengtong Network Technology Co., Ltd.	September 30, 2010	PRC	Provision of managed network services
Xingyunhengtong Beijing Network Technology Co., Ltd.	September 30, 2010	PRC	Provision of managed network services
Fuzhou Yongjiahong Telecommunication Co., Ltd.	September 30, 2010	PRC	Provision of managed network services

(ix)	On November 16, 2010, Jiu Jiang Zhongyatonglian Network Technology Co., Ltd. was incorporated in Jiu Jiang City of the PRC by CYSD as a wholly-owned subsidiary.

(x)	On October 1, 2011, the Company through its VIEs, 21Vianet Technology and 21Vianet Beijing, acquired 100% equity interest of Shanghai Cloud (Note 4(a)).

(xi)	On October 19, 2011, the Company through its VIE, 21Vianet Beijing, acquired 100% equity interest of Gehua from Tianjin Guanbang Network Technology and Development Co., Ltd. (“Tianjin Guanbang”), a third party company owned by three individuals, namely Ms. Yu Ling (50%), Mr. He Chen (25%) and Mr. Huang Rong (25%) (Note 4(b)).

(xii)	On October 27, 2011, the Company through its VIE, 21Vianet Beijing acquired 100% equity interest of Shenzhen Cloud (Note 4(a)).

(xiii)	On November 16, 2011, Suzhou Technology was incorporated in Suzhou city of the PRC by 21Vianet HK as a wholly-owned subsidiary.

(xiv)	On December 19, 2011, Langfang Xunchi was incorporated in Langfang City of the PRC by 21Vianet Beijing as a wholly-owned subsidiary.

As more fully described below, through a series of transactions which are accounted for as a reorganization of entities where the transactions were deemed to lack substance and accounted for in a manner similar to a pooling-of interest, the Company became the ultimate parent entity of such subsidiaries and consolidated variable interest entity by October 31, 2010. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented.

(b) Upon incorporation, the Company was wholly owned by aBitCool Inc. (“aBitCool”), a company owned by a group of four ordinary shareholders. Prior to the reorganization, the Company’s IDC and Non-IDC operations were conducted by aBitCool, substantially all of which was conducted through the same subsidiaries and variable interest entities set forth above. In addition, aBitCool was also engaged in other insignificant business operations, which were dissimilar and incidental to the core IDC Business, through five subsidiaries/investee of certain of the above entities, which have insignificant assets, liabilities and operating results since their inception. aBitCool also issued Series A contingently redeemable convertible preferred shares in 2006, 2007 and 2008 and Series B contingently redeemable convertible preferred shares in 2007 and 2008, to a number of third party investors, the proceeds of which had been used to finance the operations and investing activities of these business through a series of intercompany loans. The Series A and B contingently redeemable convertible preferred shares were converted into ordinary shares concurrent with initial public offering.

In preparation of its IPO for the IDC business, the Company undertook the following transactions to reorganize the structure of the listing group:

(i)	On January 13, 2010, aBitCool transferred all of its 100% equity interest in 21Vianet HK to the Company in exchange for a cash consideration of HK$1.

(ii)	On February 21, 2010, aBitCool transferred all of its 100% equity interest in 21Vianet China to 21Vianet HK in exchange for a cash consideration of US$1.

(iii)	On April 30, 2009 and March 1, 2010, 21Vianet Beijing legally disposed SH Guotong and GZ Juliang to the nominee shareholders of aBitCool, in return for cash consideration of RMB68,960,000 and RMB10,000,000. Subsequent to their legal disposal, the Company continued to manage the operations of SH Guotong and GZ Juliang, therefore not meeting all of the carve-out criteria pursuant to the Staff Accounting Bulletin (“SAB”) Topic 5.Z.7 and as such, was required to continue consolidating all of SH Guotong’s results of operations. Accordingly, the receipt of cash consideration for the legal disposal of SH Guotong and GZ Juliang is recorded as a deemed contribution from the shareholders.

SH Guotong – SH Guotong’s operations had historically comprised the IDC and Non-IDC Businesses since its acquisition on June 22, 2007. The divestiture of the Company’s Non-IDC Business to its ultimate shareholders was contemplated as part of the Company’s corporate restructuring pursuant to their ultimate IPO plans of the IDC Business. As part of the restructuring, 21Vianet Beijing (i) on April 30, 2009 legally disposed of SH Guotong to the nominee shareholders of aBitCool, in return for cash consideration of RMB68,960,000, which was subsequently settled in September 2010 and was recorded in amounts due from related parties as of December 31, 2009 and (ii) on March 31, 2010, legally repurchased the IDC Business’ long-lived assets, employees, and sales agreements of SH Guotong from same nominee shareholders of aBitCool for a cash consideration of RMB1,426,000. From the date of the disposal to date of repurchase, SH Guotong remained under the ownership of the same shareholder group and management of the Company continued to managed both SH Guotong’s IDC and Non-IDC Businesses. As such, the Company concluded that there was no substance to the legal disposal, other than part of the plan to effect a divestiture of the Non-IDC Business of SH Guotong to the Company’s ultimate shareholders. The cash consideration exchanged for the disposal and repurchase was required under the prevailing PRC tax regulations for the disposal of equity interests or assets, and was recorded as a deemed contribution and distribution from and to shareholders, respectively. On March 31, 2010, when in substance, the Non-IDC Business was disposed to the Company’s ultimate shareholders, the Company deconsolidated the net assets of SH Guotong’s Non-IDC Business at their respective carrying values totaling RMB27,869,000, which was recorded as a deemed distribution to the shareholders. On the same date, the divested Non-IDC Business qualified for discontinued operation in accordance with ASC 205-20 “Discontinued Operations”, and its operating results have been accordingly presented in the consolidated statements of operations for all years presented (Note 22).

GZ Juliang – GZ Juliang’s operations had historically comprised the IDC and Non-IDC Businesses since its incorporation on January 4, 2008. The divestiture of the Company’s Non-IDC Business to its ultimate shareholders was contemplated as part of the Company’s corporate restructuring pursuant to their ultimate IPO plans of the IDC Business. As part of the restructuring, 21Vianet Beijing (i) on March 1, 2010 legally disposed of GZ Juliang to the nominee shareholders of aBitCool, in return for cash consideration of RMB10,000,000, which was subsequently settled in August 2010 and (ii) on March 31, 2010, legally repurchased the IDC Business’ long-lived assets, employees, and sales agreements of GZ Juliang from same nominee shareholders of aBitCool for a cash consideration of RMB858,000. From the date of the disposal to date of repurchase, GZ Juliang remained under the ownership of the same shareholder group and management of the Company continued to manage both GZ Juliang’s IDC and Non-IDC Businesses. As such, the Company concluded that there was no substance to the legal disposal, other than part of the plan to effect a divestiture of the Non-IDC Business of GZ Juliang to the Company’s ultimate shareholders. The cash consideration exchanged for the disposal and repurchase was required under the prevailing PRC tax regulations for the disposal of equity interests or assets, and was recorded as a deemed contribution and distribution from and to shareholders, respectively. On March 31, 2010, when in substance, the Non-IDC Business was disposed to the Company’s ultimate shareholders, the Company deconsolidated the net assets of GZ Juliang’s Non-IDC Business at their respective carrying values totaling RMB2,764,000, which was recorded as a deemed distribution to the shareholders. On the same date, the divested Non-IDC Business qualified for discontinued operation in accordance with ASC 205-20, and its operating results have been accordingly presented in the consolidated statements of operations for all years presented (Note 22).

(iv)	Four subsidiaries of 21Vianet Beijing and one associate of 21Vianet Technology were also engaged in other insignificant business operations, which were dissimilar and incidental to the Company’s core IDC Business. In accordance with the SAB Topic 5.Z.7, the historical operating results, assets and liabilities of these five entities have not been included in these historical financial statements of the Company because (i) these entities were operated and managed autonomously by a management team different from that of the Company and will continue to do so into the foreseeable future; (ii) these entities are dissimilar to the Company in terms of their business models, revenue streams and customer bases and (iii) these entities incurred only incidental costs and facilities with the Company.

In 2008, 21Vianet Beijing injected RMB36,000,000 of capital injection into two of these entities that have been carved out of these historical financial statements, and as such, the amount is recorded as a deemed distribution to shareholders.

In 2010, 21Vianet Beijing and 21Vianet Technology legally disposed two carved-out subsidiaries and a carved-out associate, to aBitCool, for cash consideration of RMB36,000,000 and RMB3,300,000, respectively. As these entities have already been carved out of these consolidated financial statements, the cash consideration received was recorded as a deemed contribution from shareholders.

(v)	On October 31, 2010, the Company repurchased and cancelled all of its ordinary shares from aBitCool and concurrently issued 71,526,320 ordinary shares and 110,966,180 preferred shares (Note 16) to the same group of ordinary and preferred shareholders of aBitCool at nominal value, based on the same respective ordinary and preferred shareholders’ ownership percentage. These ordinary shares and preferred shares carried the same rights and obligations as those issued by aBitCool, except that the number of preferred shares issued by the Company was determined by applying (i) the relative fair value percentage of the IDC Business (when compared to the Non-IDC Business) of 85% as of October 31, 2010 to (ii) the total number of outstanding preferred shares of aBitCool. The number of preferred shares outstanding of aBitCool was also correspondingly adjusted. The initial carrying values of the preferred shares of the Company were based on the estimated fair values at issuance date in accordance with Accounting Standards Codification (“ASC”) Subtopic 480-10-S99-3A “Classification and Measurement of Redeemable Securities” (Note 16). As no consideration was received for the issuance of the preferred shares, the issuance was recorded as a distribution to shareholders.

Given there was no change in each shareholder’s proportionate shareholdings and respective rights and obligations before and after the reorganization, the transaction was deemed to lack substance and accounted for in a manner similar to a pooling-of interest with the assets and liabilities stated at their historical amounts in the Company’s consolidated financial statements. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods presented. Accordingly, the preferred shares issued by the Company are pushed back to all periods presented.

In addition, aBitCool and its shareholders formally agreed to waive the Company’s obligation to repay its intercompany payable due to them in the amount of RMB115,266,000 (US$17,465,000) and as such, the waiver of the payable obligation was recorded as a contribution to additional paid-in-capital on October 31, 2010. The payable obligation has been presented as an amount due to a related party for all periods presented through to the date of the waiver.

(c) The following is a summary of the VIE agreements between 21Vianet Technology, the VIE, its Nominee Shareholders, and 21Vianet China, the primary beneficiary of 21Vianet Technology:

Exclusive option agreement

Pursuant to the exclusive option agreement amongst 21Vianet China and the Nominee Shareholders of 21Vianet Technology, the Nominee Shareholders granted the Company or its designated party, an exclusive irrevocable option to purchase all or part of the equity interests held by the Nominee Shareholders in 21Vianet Technology, when and to the extent permitted under PRC law, at an amount equal to RMB1. 21Vianet Technology cannot declare any profit distributions or grant loans in any form without the prior written consent of the 21Vianet China. The Nominee Shareholders must remit in full any funds received from 21Vianet Technology to 21Vianet China, in the event any distributions are made by the 21Vianet Technology pursuant to any written consents of 21Vianet China.

Exclusive technical consulting and service agreement

Pursuant to the exclusive technical consulting and service agreement between 21Vianet China and the 21Vianet Technology, 21Vianet China is to provide exclusive management consulting services and internet technical services in return for fees based on of a predetermined hourly rate, which is adjustable at the sole discretion of 21Vianet China.

Loan agreement

21Vianet China provided a loan facility of RMB1,300,000 in 2003 to the Nominee Shareholders of 21Vianet Technology for the purpose of providing capital to 21Vianet Technology to develop its business. A related party also provided a loan facility of RMB8,700,000 in 2007 on behalf of 21Vianet China to the Nominee Shareholders for the additional capital injection. Such loan was subsequently repaid on the Nominee Shareholders’ behalf by 21Vianet China in September 2010. 21Vianet China also agreed to provide unlimited financial support to 21Vianet Technology for its operations and agree to forego the right to seek repayment in the event 21Vianet Technology is unable to repay such funding.

Power of attorney agreement

The Nominee Shareholders entered into the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in the 21Vianet Technology to 21Vianet China, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Articles of Association.

Share pledge agreement

Pursuant to the share pledge agreement between 21Vianet China and the Nominee Shareholders, the Nominee Shareholders have contemporaneously pledged all their equity interests in 21Vianet Technology to guarantee the repayment of the loan under the Loan Agreement between 21Vianet China and the Nominee Shareholders.

If 21Vianet Technology breaches its respective contractual obligations under the Share pledge agreement and the loan agreement, 21Vianet China, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The Nominee Shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in the 21Vianet Technology without the prior written consent of 21Vianet China.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and 21Vianet Technology through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interest in 21Vianet Technology to 21Vianet China. In addition, through the other aforementioned VIE agreements, the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses and majority of the profits of 21Vianet Technology through 21Vianet China. Thus, the Company is also considered the primary beneficiary of 21Vianet Technology through 21Vianet China. As a result of the above, the Company consolidates 21Vianet Technology and its subsidiaries under by Accounting Standards Codification (“ASC”) Subtopic 810-10 (“ASC 810-10”) “Consolidation: Overall”.

Subsequently, in September 2010, the following supplementary agreements were entered into:

21Vianet Group, Inc. agreed to provide unlimited financial support to 21Vianet Technology for its operations and agreed to forego the right to seek repayment in the event 21Vianet Technology is unable to repay such funding. Concurrently, the agreement by 21Vianet China through the loan agreement to provide unlimited financial support to 21Vianet Technology is cancelled.

The Nominee Shareholders also re-signed the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in 21Vianet Technology to 21Vianet Group, Inc., which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and the Company’s Article of Association.

Accordingly, as a result of the power to direct the activities of 21Vianet Technology pursuant to the power of attorney agreement and the obligation to absorb the expected losses of 21Vianet Technology through the unlimited financial support, 21Vianet China ceased to be the primary beneficiary and 21Vianet Group, Inc. became the primary beneficiary of 21Vianet Technology in September 2010.

In February 2011, one of the original Nominee Shareholders of 21Vianet Beijing transferred 1% of his equity interests in 21Vianet Beijing to one additional individual person. Accordingly, the additional Nominee Shareholder also became a party to the above applicable agreements.

In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of the Company and 21Vianet Technology, through 21Vianet China, are in compliance with existing PRC laws and regulations,(ii) the contractual arrangements with 21Vianet Technology and its shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with 21Vianet Technology are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with 21Vianet Technology is remote based on current facts and circumstances.

Except for certain computer and network equipment with carrying amounts of RMB20,000,000 that were pledged to secure banking borrowings granted to the Company (Note 12), there were no other pledges or collateralization of the Consolidated VIE’s assets. Creditors of the Consolidated VIE have no recourse to the general credit of the Company, who is the primary beneficiary of the Consolidated VIE, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Company has not provided any financial or other support that it was not previously contractually required to provide to the Consolidated VIE during the periods presented.

The following financial information of the Consolidated VIE was included in the accompanying consolidated financial statements as of December 31, 2010 and 2011 and for the years ended December 31, 2009, 2010 and 2011:

	As of December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Total assets	715,144	1,165,210	185,132
Total liabilities	442,994	704,879	111,994

	For the Year Ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Net revenues	313,635	525,203	1,020,929	162,209
Net (loss) profit	(1,016)	30,668	51,566	8,193

	For the Year Ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Net cash provided by operating activities	781	80,663	164,855	26,193
Net cash used in investing activities	(34,850)	(616)	(245,477)	(39,002)
Net cash (used in) provided by financing activities	(11,318)	41,835	61,047	9,699